Net Income (Loss) Per Share (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Warrants to Acquire Common Stock [Member]
Net Income (Loss) Per Share [Line Items]
Anti-dilutive shares	23,780	8,000
Earnout Shares [Member]
Net Income (Loss) Per Share [Line Items]
Anti-dilutive shares	10,100
Class B Units [Member]
Net Income (Loss) Per Share [Line Items]
Anti-dilutive shares		1,700